PROFUNDS

ProFund Access VP High Yield

(the "Fund")

Supplement dated March 15, 2022

to the Fund's Summary Prospectus, Statutory Prospectus and Statement of Additional Information

dated April 23, 2021

Benjamin McAbee no longer serves as portfolio manager of the Fund and has been replaced by James Linneman. The following changes to the Fund's summary prospectus, statutory prospectus and statement of additional information are effective immediately:

Summary Prospectus and Statutory Prospectus

The "Management" section in the Fund's summary section is deleted in its entirety and replaced with the following:

The Fund is advised by ProFund Advisors. Alexander Ilyasov, Senior Portfolio Manager, and James Linneman, Portfolio Manager, have jointly and primarily managed the Fund since April 2019 and March 2022, respectively.

The paragraph containing Benjamin McAbee's biography in the "Portfolio Management" section of the Statutory Prospectus is deleted in its entirety and replaced with the following:

James Linneman, ProShare Advisors: Portfolio Manager since April 2019, Associate Portfolio Manager from August 2016 to April 2019 and Portfolio Analyst from February 2014 to August 2016. ProFund Advisors: Portfolio Manager since July 2021. Mr. Linneman is a registered associated person and an NFA associate member since 2015.

Statement of Additional Information

Information about Benjamin McAbee in the "Portfolio Manager Ownership" and "Other Accounts Managed by Portfolio Managers" tables in the "PORTFOLIO MANAGEMENT" section of the SAI is deleted in its entirety and replaced with the following, respectively:

Dollar Range of Equity
	Securities in the Funds	Aggregate Dollar Range of Equity
Name of Portfolio	Managed by the Portfolio	Securities in All Registered Investment
Manager	Manager	Companies in the Fund Complex
James Linneman*	None	$10,001-$50,000

* Information is as of July 31, 2021

	Number of All	Number of All Other
	Registered Investment	Pooled Investment	Number of All Other
Name of Portfolio	Companies	Vehicles Managed/Total	Accounts Managed/Total
Manager	Managed/Total Assets	Assets	Assets
James Linneman*	3/$81,262,351	12/$4,080,874,424	0/$0

* Information is as of July 31, 2021

For more information, please contact the Fund at 1-888-776-3637.

Please retain this supplement for future reference.

PROFUNDS

ProFund VP Falling U.S. Dollar

ProFund VP Rising Rates Opportunity

ProFund VP U.S. Government Plus

(each a "Fund" and, collectively, the "Funds")

Supplement dated March 15, 2022

to the Funds' Summary Prospectus, Statutory Prospectus and Statement of Additional Information

dated May 1, 2021, each as supplemented or amended

Benjamin McAbee no longer serves as portfolio manager of the Funds and has been replaced by James Linneman. The following changes to each Fund's summary prospectus, statutory prospectus and statement of additional information are effective immediately:

Summary Prospectus and Statutory Prospectus

The "Management" section in each Fund's summary section is deleted in its entirety and replaced with the following:

The Fund is advised by ProFund Advisors. Alexander Ilyasov, Senior Portfolio Manager, and James Linneman, Portfolio Manager, have jointly and primarily managed the Fund since April 2019 and March 2022, respectively.

The paragraph containing Benjamin McAbee's biography in the "Portfolio Management" section of the Statutory Prospectus is deleted in its entirety and replaced with the following:

James Linneman, ProShare Advisors: Portfolio Manager since April 2019, Associate Portfolio Manager from August 2016 to April 2019 and Portfolio Analyst from February 2014 to August 2016. ProFund Advisors: Portfolio Manager since July 2021. Mr. Linneman is a registered associated person and an NFA associate member since 2015.

Statement of Additional Information

Information about Benjamin McAbee in the "Portfolio Manager Ownership" and "Other Accounts Managed by Portfolio Managers" tables in the "PORTFOLIO MANAGEMENT" section of the SAI is deleted in its entirety and replaced with the following, respectively:

Aggregate Dollar Range
	Dollar Range of Equity	of Equity Securities in
	Securities in the Funds	All Registered
	Managed by the Portfolio	Investment Companies
Name of Portfolio Manager	Manager	in the Fund Complex
James Linneman*	None	$10,001-$50,000

*Information is as of July 31, 2021

	Number of All	Number of All Other	Number of All
	Registered Investment	Pooled Investment	Other Accounts
Name of Portfolio	Companies	Vehicles	Managed/Total
Manager	Managed/Total Assets	Managed/Total Assets	Assets
James Linneman*	3/$81,262,351	12/$4,080,874,424	0/$0

*Information is as of July 31, 2021

For more information, please contact the Fund at 1-888-776-3637.

Please retain this supplement for future reference.

PROFUNDS

Bitcoin Strategy ProFund (BTCFX)

(the "Fund")

Supplement dated March 15, 2022

to the Fund's Summary Prospectus, Statutory Prospectus and Statement of Additional Information

dated November 30, 2021, each as supplemented or amended

James Linneman no longer serves as portfolio manager of the Fund and has been replaced by George Banian. The following changes to the Fund's summary prospectus, statutory prospectus and statement of additional information are effective immediately:

Summary Prospectus and Statutory Prospectus

The "Management" section in the Fund's summary section is deleted in its entirety and replaced with the following:

The Fund is advised by ProFund Advisors. Alexander Ilyasov, Senior Portfolio Manager, and George Banian, Portfolio Manager, have jointly and primarily managed the Fund since July 2021 and March 2022, respectively.

The paragraph containing James Linneman's biography in the "Portfolio Management" section of the Statutory Prospectus is deleted in its entirety and replaced with the following:

George Banian, ProShare Advisors: Portfolio Manager since February 2022, Associate Portfolio Manager from August 2016 to February 2022, Senior Portfolio Analyst from December 2010 to August 2016, Portfolio Analyst fromDecember 2007 to December 2010. ProFund Advisors: Portfolio Manager since February 2022, Associate Portfolio Manager from July 2021 to February 2022.

Statement of Additional Information

Information about James Linneman in the "Portfolio Manager Ownership" and "Other Accounts Managed by Portfolio Managers" tables in the "PORTFOLIO MANAGEMENT" section of the SAI is deleted in its entirety and replaced with the following, respectively:

	Dollar Range of Equity Securities in		Aggregate Dollar Range of Equity
	the Fund Managed by the Portfolio		Securities in All Registered Investment
Name of Portfolio Manager	Manager		Companies in the Fund Complex
George Banian	None		None

	Number of All	Number of All Other
	Registered Investment	Pooled Investment	Number of All Other
	Companies	Vehicles Managed/Total	Accounts Managed/Total
Name of Portfolio Manager	Managed/Total Assets	Assets	Assets
George Banian	0/$0	0/$0	0/$0

For more information, please contact the Fund at 1-888-776-3637.

Please retain this supplement for future reference.

PROFUNDS

Access Flex Bear High Yield ProFundSM

Access Flex High Yield ProFundSM

Falling U.S. Dollar ProFund

Rising Rates Opportunity ProFund

Rising Rates Opportunity 10 ProFund

Rising U.S. Dollar ProFund

U.S. Government Plus ProFund

(each a "Fund" and, collectively, the "Funds")

Supplement dated March 15, 2022

to the Funds' Summary Prospectus, Statutory Prospectus and Statement of Additional

Information dated November 30, 2021, each as supplemented or amended

Benjamin McAbee no longer serves as portfolio manager of the Funds and has been replaced by James Linneman. The following changes to each Fund's summary prospectus, statutory prospectus and statement of additional information are effective immediately:

Summary Prospectus and Statutory Prospectus

The "Management" section in each Fund's summary section is deleted in its entirety and replaced with the following:

The Fund is advised by ProFund Advisors. Alexander Ilyasov, Senior Portfolio Manager, and James Linneman, Portfolio Manager, have jointly and primarily managed the Fund since April 2019 and March 2022, respectively.

The paragraph containing Benjamin McAbee's biography in the "Portfolio Management" section of the Statutory Prospectus is deleted in its entirety and replaced with the following:

James Linneman, ProShare Advisors: Portfolio Manager since April 2019, Associate Portfolio Manager from August 2016 to April 2019 and Portfolio Analyst from February 2014 to August 2016. ProFund Advisors: Portfolio Manager since July 2021. Mr. Linneman is a registered associated person and an NFA associate member since 2015.

Statement of Additional Information

Information about Benjamin McAbee in the "Portfolio Manager Ownership" and "Other Accounts Managed by Portfolio Managers" tables in the "PORTFOLIO MANAGEMENT" section of the SAI is deleted in its entirety and replaced with the following, respectively:

Aggregate Dollar Range of
	Dollar Range of Equity	Equity Securities in All
	Securities in the Funds	Registered Investment
	Managed by the Portfolio	Companies in the Fund
Name of Portfolio Manager		Manager	Complex
James Linneman		None	$10,001-$50,000

	Number of All	Number of All Other
	Registered Investment	Pooled Investment	Number of All Other
Name of Portfolio	Companies	Vehicles	Accounts
Manager	Managed/Total Assets	Managed/Total Assets	Managed/Total Assets
James Linneman	3/$81,262,351	12/$4,080,874,424	0/$0

For more information, please contact the Fund at 1-888-776-3637.

Please retain this supplement for future reference.